Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of discounted future net cash flow [Line Items]
Total standardized measure of discounted future net cash flows	$ 66,433	$ 106,411	$ 97,765	$ 99,383
Argentina [member]
Disclosure of discounted future net cash flow [Line Items]
Future cash inflows	564,396	669,791	670,085
Future production costs	(349,819)	(379,757)	(395,119)
Future development costs	(128,885)	(120,862)	(116,524)
Future income tax expenses	(2,324)	(29,956)	(30,724)
10% annual discount for estimated timing of cash flows	(16,935)	(32,805)	(30,075)
Total standardized measure of discounted future net cash flows	66,433	106,411	97,643
Other foreign [Member]
Disclosure of discounted future net cash flow [Line Items]
Future cash inflows			589
Future production costs			(331)
Future development costs			(10)
Future income tax expenses			(70)
10% annual discount for estimated timing of cash flows			(56)
Total standardized measure of discounted future net cash flows			122
Worldwide [Member]
Disclosure of discounted future net cash flow [Line Items]
Future cash inflows	564,396	669,791	670,674
Future production costs	(349,819)	(379,757)	(395,450)
Future development costs	(128,885)	(120,862)	(116,534)
Future income tax expenses	(2,324)	(29,956)	(30,794)
10% annual discount for estimated timing of cash flows	(16,935)	(32,805)	(30,131)
Total standardized measure of discounted future net cash flows	$ 66,433	$ 106,411	$ 97,765